INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024
Intangible assets with indefinite lives:
Brand names	5,327	5,235
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	281	248
Purchased software	135	149
Other intangible assets	75	74
Total	6,010	5,898
Less: Accumulated amortization	204	228
Less: Accumulated impairment loss(Note2)	526	894
Total	5,280	4,776

Amortization expense of intangible assets for the years ended December 31, 2022, 2023 and 2024 amounted to RMB45, RMB45, and RMB39, respectively.

There were 3 brand names with indefinite lives acquired in DH acquisition. Impairment recognized relating to these brand names were RMB167, RMB160 and RMB391, respectively for the years ended December 31, 2022, 2023 and 2024.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for
Intangible Assets
2025	30
2026	27
2027	25
2028	21
2029	19
Thereafter	108
Total	230